Contracts in Progress and Advance Billings on Contracts - Components of Contracts in Progress and Advance Billings on Contracts (Detail) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Contractors [Abstract]
Costs incurred less costs of revenue recognized	$ 119,688	$ 112,819
Revenues recognized less billings to customers	199,450	323,010
Contracts in Progress	319,138	435,829
Billings to customers less revenue recognized	42,637	265,618
Costs incurred less costs of revenue recognized	149,849	(100,845)
Advance Billings on Contracts	$ 192,486	$ 164,773